Segment information - Net sales and selected non-current assets by region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Net sales	$ 9,836	$ 9,370	$ 8,654
Percentage of entity's revenue (as a percent)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 22,371	$ 22,709
Percentage of entity's non-current assets (as a percent)	100.00%	100.00%
United States
Disclosure of geographical areas [line items]
Net sales	$ 4,511	$ 4,312	$ 3,897
Percentage of entity's revenue (as a percent)	46.00%	46.00%	45.00%
Total of selected non-current assets	$ 11,380	$ 11,490
Percentage of entity's non-current assets (as a percent)	51.00%	51.00%
International
Disclosure of geographical areas [line items]
Net sales	$ 5,325	$ 5,058	$ 4,757
Percentage of entity's revenue (as a percent)	54.00%	54.00%	55.00%
Total of selected non-current assets	$ 10,991	$ 11,219
Percentage of entity's non-current assets (as a percent)	49.00%	49.00%
Switzerland
Disclosure of geographical areas [line items]
Net sales	$ 79	$ 64	$ 59
Percentage of entity's revenue (as a percent)	1.00%	1.00%	1.00%
Total of selected non-current assets	$ 8,800	$ 9,137
Percentage of entity's non-current assets (as a percent)	39.00%	40.00%
Japan
Disclosure of geographical areas [line items]
Net sales	$ 554	$ 583	$ 568
Percentage of entity's revenue (as a percent)	6.00%	6.00%	7.00%
Total of selected non-current assets	$ 28	$ 34
Percentage of entity's non-current assets (as a percent)	0.00%	0.00%
China
Disclosure of geographical areas [line items]
Net sales	$ 560	$ 526	$ 474
Percentage of entity's revenue (as a percent)	6.00%	6.00%	5.00%
Total of selected non-current assets	$ 21	$ 10
Percentage of entity's non-current assets (as a percent)	0.00%	0.00%
Other
Disclosure of geographical areas [line items]
Net sales	$ 4,132	$ 3,885	$ 3,656
Percentage of entity's revenue (as a percent)	42.00%	41.00%	42.00%
Total of selected non-current assets	$ 2,142	$ 2,038
Percentage of entity's non-current assets (as a percent)	10.00%	9.00%